Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable
Schedule of Account receivable

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	502,177	482,365	67,940
Less: allowance for doubtful accounts	(7,131)	(6,373)	(898)
Accounts receivable, net	495,046	475,992	67,042

Schedule of the movement in the allowance for doubtful accounts

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Balance at beginning of year	(4,651)	(7,131)	(1,005)
Additions	(4,243)	—	—
Reversals	—	758	107
Written off	1,763	—	—
Balance at end of year	(7,131)	(6,373)	(898)